INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for the years ended December 31, 2018, 2019 and 2020. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in the years ended December 31, 2018, 2019 and 2020.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation and in reliance on the provisions of the Netherlands-Russia tax treaty. Due to the so-called participation exemption, dividends distributed by the Company’s Russian subsidiaries to Yandex N.V. are exempt from income tax in the Netherlands.

Income tax expense for the years ended December 31, 2018, 2019 and 2020 consisted of the following:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Current tax expense —Russia	8,220	9,052	12,421	168.1
Current tax expense/(benefit) —Netherlands	1,672	563	(119)	(1.6)
Current tax expense—other	573	196	68	0.9
Total current tax expense	10,465	9,811	12,370	167.4
Deferred tax (benefit)/expense - Russia	(1,656)	1,351	1,219	16.5
Deferred tax (benefit)/expense - Netherlands	(270)	418	(719)	(9.7)
Deferred tax (benefit)/expense-other	(338)	76	185	2.5
Total deferred tax (benefit)/expense	(2,264)	1,845	685	9.3
Total income tax expense	8,201	11,656	13,055	176.7

The components of income before income tax expense for the years ended December 31, 2018, 2019 and 2020 were as follows:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Income before income tax expense —Russia	33,392	38,626	40,332	545.9
Income/(loss) before income tax expense —Netherlands	17,665	(16,916)	(3,348)	(45.3)
Income before income tax expense —other	1,402	1,145	220	3.0
Total income before income tax expense	52,459	22,855	37,204	503.6

The amount of income/(loss) before income tax expense in the Netherlands in the years ended December 31, 2018 and 2020 included gains from deconsolidation and consolidation of Yandex.Market (Note 3) in the amounts of RUB 28,244 and RUB 19,230 ($260.3) respectively, which were non-taxable.

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income before income taxes reconciled to the reported amount of income tax expense was as follows for the years ended December 31, 2018, 2019 and 2020:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Expected expense at Dutch statutory income tax rate of 25%	13,115	5,714	9,301	125.9
Effect of:
Tax on inter-company dividends	802	764	936	12.7
Non-deductible share-based compensation	1,638	2,464	3,932	53.2
Other expenses not deductible for tax purposes	721	1,908	1,921	26.0
(Reversal)/accrual of unrecognized tax benefit	(102)	319	121	1.6
Reversal of prior year unrecognized tax benefit accrual following tax audits	—	(417)	—	—
Equity method loss of Yandex.Market	73	1,088	618	8.4
Effect of deconsolidation/consolidation of Yandex.Market	(7,061)	—	(4,807)	(65.1)
Difference in foreign tax rates	(1,832)	(2,381)	(2,244)	(30.4)
Change in valuation allowance	850	2,285	3,428	46.4
Other	(3)	(89)	(151)	(2.0)
Income tax expense	8,201	11,656	13,055	176.7

Movements in the valuation allowance were as follows:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Balance at the beginning of the period	(922)	(1,730)	(3,810)	(51.6)
Charged to expenses	(850)	(2,285)	(3,428)	(46.4)
Foreign currency translation adjustment	42	205	(272)	(3.7)
Acquisition-related change	—	—	(1,094)	(14.8)
Other	—	—	764	10.4
Balance at the end of the period	(1,730)	(3,810)	(7,840)	(106.1)

As of December 31, 2019 and 2020, the Company included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 121 and RUB 157 ($2.1), respectively, as a component of other accrued liabilities, non-current and RUB 52 and none, respectively, as a component of prepaid income tax in the other current assets line. As of December 31, 2019 and 2020, RUB 439 and RUB 427 ($5.8), respectively, of unrecognized tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of income tax expense in the years ended December 31, 2018, 2019 and 2020 resulted in a benefit of RUB 50 and expenses of RUB

106 and RUB 24 ($0.3), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits was as follows:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Balance at the beginning of the period	290	239	439	5.9
Increases related to prior years tax positions	9	155	53	0.7
Decreases related to prior years tax positions	(111)	(11)	(61)	(0.8)
Increases related to current year tax positions	51	56	105	1.5
Settlements	—	—	(109)	(1.5)
Balance at the end of the period	239	439	427	5.8

Temporary differences between the financial statement carrying amount and the tax bases of assets and liabilities and carryforwards gave rise to the following deferred tax assets and liabilities as of December 31, 2019 and 2020:

	2019	2020	2020
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	2,977	3,985	53.9
Net operating loss carryforward	3,452	10,214	138.3
Intangible assets	606	946	12.8
Property and equipment	464	468	6.3
Content assets	—	59	0.8
Operating lease liabilities	4,572	3,407	46.1
Finance lease liabilities	306	180	2.4
Other	75	159	2.2
Total deferred tax asset	12,452	19,418	262.8
Valuation allowance	(3,810)	(7,840)	(106.1)
Total deferred tax asset, net of valuation allowance	8,642	11,578	156.7
Deferred tax liability
Convertible debt discount	—	(2,081)	(28.2)
Property and equipment	(1,937)	(2,570)	(34.8)
Intangible assets	(1,480)	(3,627)	(49.1)
Content assets	(155)	(652)	(8.8)
Unremitted earnings	(953)	(1,875)	(25.4)
Deferred expenses	(148)	(165)	(2.2)
Allowance for doubtful accounts	(25)	(3)	—
Operating lease assets	(3,651)	(2,319)	(31.5)
Finance lease assets	(328)	(119)	(1.6)
Other	(69)	(366)	(4.9)
Total deferred tax liability	(8,746)	(13,777)	(186.5)
Net deferred tax liability	(104)	(2,199)	(29.8)
Net deferred tax assets	1,847	1,639	22.2
Net deferred tax liabilities	(1,951)	(3,838)	(52.0)

As of December 31, 2020, Yandex N.V. had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 7,757 ($105.0), of which tax losses in the amount of RUB 3,501 were generated before January 1, 2019. For Dutch corporate tax purposes tax losses incurred in 2018 and earlier will start to expire in 2025 and may be set against taxable profit up to and including 2027. Tax losses arising beginning on or after January 1, 2019 may be carried forward for 6 years, i.e., will expire between 2025 and 2026. As of December 31, 2020, a benefit of RUB 402 ($5.4) related to the Dutch NOLs described above would be recorded by the Company in additional paid-in capital if and when realized.

As of December 31, 2020, the Company had NOLs for Russian income tax purposes of RUB 30,568 ($413.8) which have an indefinite term of carryforward. Russian income tax law also specifies that the tax base for 2021 may be reduced by 50% maximum of tax losses carried forward.

As of December 31, 2020, the Dutch entities of the Company (other than Yandex N.V. described above) also had NOLs for Dutch income tax purposes of RUB 7,009 ($94.9). For Dutch corporate tax purposes tax losses incurred in 2018 and earlier in the amount of RUB 4,878 will start to expire in 2024 and may be set against taxable profit up to 2027. Tax losses arising beginning on or after January 1, 2019 may be carried forward for 6 years, i.e., will expire between 2025 and 2026.

NOLs for other jurisdictions income tax purposes amounted to RUB 4,303 ($58.2) and RUB 2,669 as of December 31, 2020 and 2019 respectively were mainly related to Turkeу, Israel and Switzerland.

The Company has accrued for 5% dividend withholding tax on the portion of the current year profit of the Company’s principal Russian operating subsidiary that was considered not to be indefinitely reinvested in Russia. As of December 31, 2020, the amount of unremitted earnings upon which dividend withholding taxes were not provided was approximately RUB 101,225 ($1,370.2). The Company estimated that the amount of the unrecognized deferred tax liability which would become payable by the Company in case of a dividend distribution related to those earnings was approximately RUB 5,061 ($68.5).

The tax years 2018-2020 remain open for examination by the Russian tax authorities with respect to all Russian subsidiaries. The tax authorities did not appoint tax audit for the year 2017 in 2020. The year 2017 is now closed for the tax audit due to statute of limitation expiration.

The tax years 2015-2020 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.